Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000816153
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2020
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2020
Prospectus Date	rr_ProspectusDate	Feb. 01, 2020
Short Duration Municipal Fund [Member] | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TLMAX
Short Duration Municipal Fund [Member] | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TLMIX
Limited Term Municipal Fund [Member] | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LTMFX
Limited Term Municipal Fund [Member] | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LTMCX
Limited Term Municipal Fund [Member] | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LTMIX
Intermediate Municipal Fund [Member] | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THIMX
Intermediate Municipal Fund [Member] | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THMCX
Intermediate Municipal Fund [Member] | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THMIX
Strategic Municipal Income Fund [Member] | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TSSAX
Strategic Municipal Income Fund [Member] | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TSSCX
Strategic Municipal Income Fund [Member] | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TSSIX
Limited Term California Fund [Member] | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LTCAX
Limited Term California Fund [Member] | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LTCCX
Limited Term California Fund [Member] | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LTCIX
Intermediate New Mexico Fund [Member] | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THNMX
Intermediate New Mexico Fund [Member] | Class D
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THNDX
Intermediate New Mexico Fund [Member] | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THNIX
Intermediate New York Fund [Member] | Class A [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THNYX
Intermediate New York Fund [Member] | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TNYIX
Limited Term U.S. Government Fund [Member] | Class A | Retail
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LTUSX
Limited Term U.S. Government Fund [Member] | Class C | Retail
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LTUCX
Limited Term U.S. Government Fund [Member] | Class I | Retail
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LTUIX
Limited Term U.S. Government Fund [Member] | Class R3 | Retirement (3)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LTURX
Limited Term U.S. Government Fund [Member] | Class R4 | Retirement (3)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LTUGX
Limited Term U.S. Government Fund [Member] | Class R5 | Retirement (3)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LTGRX
Low Duration Income Fund [Member] | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TLDAX
Low Duration Income Fund [Member] | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TLDIX
Limited Term Income Fund [Member] | Class A | Retail
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THIFX
Limited Term Income Fund [Member] | Class C | Retail
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THICX
Limited Term Income Fund [Member] | Class I | Retail
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THIIX
Limited Term Income Fund [Member] | Class R3 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THIRX
Limited Term Income Fund [Member] | Class R4 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THRIX
Limited Term Income Fund [Member] | Class R5 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THRRX
Limited Term Income Fund [Member] | Class R6 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THRLX
Strategic Income Fund [Member] | Class A | Retail
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TSIAX
Strategic Income Fund [Member] | Class C | Retail
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TSICX
Strategic Income Fund [Member] | Class I | Retail
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TSIIX
Strategic Income Fund [Member] | Class R3 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TSIRX
Strategic Income Fund [Member] | Class R4 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TSRIX
Strategic Income Fund [Member] | Class R5 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TSRRX
Strategic Income Fund [Member] | Class R6 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TSRSX
Value Fund [Member] | Class A | Retail
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TVAFX
Value Fund [Member] | Class C | Retail
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TVCFX
Value Fund [Member] | Class I | Retail
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TVIFX
Value Fund [Member] | Class R3 | Retirement (3)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TVRFX
Value Fund [Member] | Class R4 | Retirement (3)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TVIRX
Value Fund [Member] | Class R5 | Retirement (3)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TVRRX
International Value Fund [Member] | Class A | Retail
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TGVAX
International Value Fund [Member] | Class C | Retail
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THGCX
International Value Fund [Member] | Class I | Retail
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TGVIX
International Value Fund [Member] | Class R3 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TGVRX
International Value Fund [Member] | Class R4 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THVRX
International Value Fund [Member] | Class R5 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TIVRX
International Value Fund [Member] | Class R6 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TGIRX
Growth Fund [Member] | Class A | Retail
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THCGX
Growth Fund [Member] | Class C | Retail
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TCGCX
Growth Fund [Member] | Class I | Retail
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THIGX
Growth Fund [Member] | Class R3 | Retirement (3)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THCRX
Growth Fund [Member] | Class R4 | Retirement (3)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TCGRX
Growth Fund [Member] | Class R5 | Retirement (3)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THGRX
International Growth Fund [Member] | Class A | Retail
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TIGAX
International Growth Fund [Member] | Class C | Retail
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TIGCX
International Growth Fund [Member] | Class I | Retail
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TINGX
International Growth Fund [Member] | Class R3 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TIGVX
International Growth Fund [Member] | Class R4 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TINVX
International Growth Fund [Member] | Class R5 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TINFX
International Growth Fund [Member] | Class R6 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THGIX
Income Builder Fund [Member] | Class A | Retail
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TIBAX
Income Builder Fund [Member] | Class C | Retail
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TIBCX
Income Builder Fund [Member] | Class I | Retail
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TIBIX
Income Builder Fund [Member] | Class R3 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TIBRX
Income Builder Fund [Member] | Class R4 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TIBGX
Income Builder Fund [Member] | Class R5 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TIBMX
Income Builder Fund [Member] | Class R6 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TIBOX
Global Opportunities Fund [Member] | Class A | Retail
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THOAX
Global Opportunities Fund [Member] | Class C | Retail
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THOCX
Global Opportunities Fund [Member] | Class I | Retail
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THOIX
Global Opportunities Fund [Member] | Class R3 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THORX
Global Opportunities Fund [Member] | Class R4 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THOVX
Global Opportunities Fund [Member] | Class R5 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THOFX
Global Opportunities Fund [Member] | Class R6 | Retirement (4)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THOGX
Developing World Fund [Member] | Class A | Retail
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THDAX
Developing World Fund [Member] | Class C | Retail
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THDCX
Developing World Fund [Member] | Class I | Retail
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THDIX
Developing World Fund [Member] | Class R5 | Retirement (2)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THDRX
Developing World Fund [Member] | Class R6 | Retirement (2)
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TDWRX
Better World International Fund [Member] | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TBWAX
Better World International Fund [Member] | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TBWCX
Better World International Fund [Member] | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TBWIX
Long/Short Equity Fund [Member] | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THLSX
Summit Fund [Member] | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TSUMX